SUPPLEMENT DATED SEPTEMBER 23, 2013

FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS
DATED FEBRUARY 25, 2013, SUPPLEMENTED AS OF FEBRUARY 26, 2013

The Supplement dated March 19, 2013 is deleted and replaced with this Supplement.

1.	In “The Funds Summary Section” for the Special Situations Fund on page 49 under the heading “Principal Investment Strategies”, the first two paragraphs are deleted and replaced with the following:

The Fund invests primarily in common stocks of small-size companies that the Fund’s adviser believes are undervalued, and generally invests in companies that are experiencing a “special situation” that makes them undervalued relative to their long-term potential.  Developments creating special situations may include mergers, spin-offs, litigation resolution, new products, or management changes.  The Fund may also invest in stocks of mid-size or large companies.

The Fund uses a “bottom-up” approach to selecting investments.  The Fund uses fundamental research to search for companies that have one or more of the following: a strong balance sheet; experienced management; above-average earnings growth potential; and stocks that are attractively priced.  The Fund attempts to stay broadly diversified, but it may emphasize certain industry sectors based upon economic and market conditions.

2.	The information in “The Funds Summary Section” for the Special Situations Fund on page 51 under the heading “Investment Adviser” is deleted and replaced with the following:

Investment Adviser: First Investors Management Company, Inc. is the Fund’s investment adviser.

3.	The information in “The Funds Summary Section” for the Special Situations Fund on page 51 under the heading “Portfolio Manager” is deleted and replaced with the following:

Portfolio Manager: Steven S. Hill serves as Portfolio Manager of the Fund and has served as Portfolio Manager of the Fund since September 2013.

4.
In “The Funds In Greater Detail” section for the Special Situations Fund on page 90 under the heading “Principal Investment Strategies”, the first two paragraphs are deleted and replaced with the following:

The Fund invests primarily in common stocks of small-size companies that the Fund’s adviser believes are undervalued, and generally invests in companies that are experiencing a “special situation” that makes them undervalued relative to their long-term potential.  Developments creating special situations may include mergers, spin-offs, litigation resolution, new products, or management changes.  Although the Fund normally invests in stocks of smaller size companies, the Fund may also invest in stocks of mid-size or large companies.

The Fund uses a “bottom-up” approach to selecting investments.  The Fund uses fundamental research to search for companies that have one or more of the following: a strong balance sheet; experienced management; above-average earnings growth potential; and stocks that are attractively priced.  The Fund attempts to stay broadly diversified, but it may emphasize certain industry sectors based upon economic and market conditions.

5.	In the “Fund Management In Greater Detail” section on page 96, the third paragraph related to Steven S. Hill is deleted and replaced with the following:

Steven S. Hill serves as Portfolio Manager of the Special Situations Fund and Co-Portfolio Manager of the Opportunity Fund.  He has served as Portfolio Manager of the Special Situations Funds since September 2013 and has served as either Portfolio Manager or Co-Portfolio Manager of the Opportunity Fund since 2004.  Mr. Hill also serves as Portfolio Manager and/or Co-Portfolio Manager for other First Investors Funds and joined FIMCO in 2002 as an analyst.

6.	All references to Paradigm Capital Management, Inc., including its portfolio managers described in the “Fund Management In Greater Detail” section on page 97 are deleted.

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Please retain this Supplement for future reference.

IEP0913

SUPPLEMENT DATED SEPTEMBER 23, 2013

FIRST INVESTORS EQUITY FUNDS STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 25, 2013

The Supplement dated March 19, 2013 is deleted and replaced with this Supplement.

1.	All references related to Paradigm Capital Management, Inc., including its portfolio managers in this Statement of Additional Information are deleted.

2.
The information in the “Portfolio Managers” section under the heading “A. Other Accounts Managed by Portfolio Managers for Fiscal Year Ended September 30, 2012” on page I-13 for Steven S. Hill is deleted and replaced with the following.

A.  Other Accounts Managed by Portfolio Managers for Fiscal Year Ended September 30, 20121

Name of Portfolio Manager and Fund(s) Covered by this SAI	Other Accounts Managed	Number of Other Accounts	Total Assets of Other Accounts (in millions)	Number of Accounts for which Advisory Fee is Based on Account Performance	Total Assets in the Accounts for which Advisory Fee is Based on Account Performance (in millions)
FIMCO’S Portfolio Managers:
Steven S. Hill: Opportunity Fund Special Situations Fund	Other Registered Investment Companies	2	$191.2	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

1 The chart above reflects the most recent available information for Mr. Hill as of the close of business dated September 17, 2013.

3.
The first sentence on page I-15 in the “Portfolio Managers” section under the heading “B.  Potential Conflicts of Interest in Other Managed Accounts for Fiscal year Ended September 30, 2012” is deleted and replaced with the following:

Each of FIMCO’s portfolio managers listed in this SAI manages at least one other First Investors mutual fund in addition to the Fund or Funds that are covered by this SAI.

4.
The information in the “Portfolio Managers” section under the heading “D. Portfolio Manager Fund Ownership for Fiscal Year Ended September 30, 2012” on page I-19 for Steven S. Hill is deleted and replaced with the following:

D.  Portfolio Manager Fund Ownership for Fiscal Year Ended September 30, 20122

FIMCO’s Portfolio Managers:
Name	Funds Covered by this SAI	Dollar Range of Fund Ownership (dollars)
Steven S. Hill	Opportunity	$100,001-$500,000
	Special Situations	$100,001-$500,000

2 The chart above reflects the most recent available information for Mr. Hill as of the close of business dated September 17, 2013.

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Please retain this Supplement for future reference.

EFSAI0913